Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	IPO [Member] CNY (¥)	Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Follow on offering [Member] CNY (¥)	Preferred Stock [Member] CNY (¥) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] IPO [Member] CNY (¥) shares	Common Stock [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥) shares	Common Stock [Member] Follow on offering [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Additional Paid-in Capital [Member] Follow on offering [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] USD ($)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] IPO [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] Follow on offering [Member] CNY (¥)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	Series A Convertible Preferred Shares [Member] Preferred Stock [Member] CNY (¥) shares
Balance (In shares) at Dec. 31, 2018 | shares							793,430,000	793,430,000																				458,116,000
Balance at Dec. 31, 2018	¥ (3,243,111)						¥ 4,851										¥ 419,750		¥ (3,790,898)									¥ 123,186
Net (loss) profit for the year	(1,111,199)																		(1,111,199)
Accretion to redemption value of redeemable convertible preferred shares	(49,725)											¥ (49,725)
Other comprehensive income (loss)	64,598																64,598
Share-based compensation (Note 16)	121,279											121,279
Exercise and vesting of share-based awards (Note 16) (In shares) | shares							101,281,200	101,281,200
Exercise and vesting of share-based awards (Note 16)	20,899						¥ 707					20,192
Balance (In shares) at Dec. 31, 2019 | shares						458,116,000	894,711,200	894,711,200																				458,116,000
Balance at Dec. 31, 2019	(4,197,259)					¥ 123,186	¥ 5,558					91,746					484,348		(4,902,097)		¥ (4,197,259)							¥ 123,186
Net (loss) profit for the year	(962,198)																		(962,259)		(962,259)					¥ 61
Accretion to redemption value of redeemable convertible preferred shares	(19,768)											(19,768)									(19,768)
Repurchase of ordinary shares (In shares) | shares							(5,475,254)	(5,475,254)
Repurchase of ordinary shares	(26,700)						¥ (38)					(26,662)									(26,700)
Issuance of ordinary shares (In shares) | shares									517,500,000		138,750,000
Issuance of ordinary shares			¥ 3,875,394		¥ 1,881,233				¥ 3,663		¥ 945			¥ 3,871,731		¥ 1,880,288							¥ 3,875,394		¥ 1,881,233
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares (In shares) | shares						(458,116,000)	458,116,000	458,116,000		1,259,133,571
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares				¥ 7,889,115		¥ (123,186)	¥ 3,243			¥ 8,913		119,943			¥ 7,880,202									¥ 7,889,115
Other comprehensive income (loss)	(552,788)																(552,788)				(552,788)
Share-based compensation (Note 16)	330,114											330,114									330,114
Exercise and vesting of share-based awards (Note 16) (In shares) | shares							76,883,116	76,883,116
Exercise and vesting of share-based awards (Note 16)	22,907						¥ 517					22,390									22,907
Balance (In shares) at Dec. 31, 2020 | shares							3,339,618,633	3,339,618,633
Balance at Dec. 31, 2020	8,240,050						¥ 22,801					14,149,984					(68,440)		(5,864,356)		8,239,989					61
Adoption of ASC 326	(5,684)																		(5,684)		(5,684)
Net (loss) profit for the year	(1,591,756)	$ (249,781)																	(1,588,712)		(1,588,712)					(3,044)
Accretion to redemption value of redeemable convertible preferred shares	0	0
Business acquisition, Shares | shares							247,475,446	247,475,446
Business acquisition	4,508,673						¥ 1,598					3,615,485									3,617,083					891,590
Other comprehensive income (loss)	(139,575)																(139,442)				(139,442)					(133)
Share-based compensation (Note 16)	434,350											434,350									434,350
Exercise and vesting of share-based awards (Note 16) (In shares) | shares							59,287,761	59,287,761
Exercise and vesting of share-based awards (Note 16)	46,365						¥ 383					45,982									46,365
Balance (In shares) at Dec. 31, 2021 | shares							3,646,381,840	3,646,381,840
Balance at Dec. 31, 2021	¥ 11,492,423	$ 1,803,412					¥ 24,782	$ 3,889				¥ 18,245,801	$ 2,863,164				¥ (207,882)	$ (32,621)	¥ (7,458,752)	$ (1,170,441)	¥ 10,603,949	$ 1,663,991				¥ 888,474	$ 139,421